Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Other comprehensive (loss) income, tax	$ 0	$ 0	$ 0